Note 7 - Securities Sold Under Agreements to Repurchase 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Repurchase Agreements [Table Text Block]
				Gross Amounts Not Offset in the Balance Sheets
September 30, 2024	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Net Amounts of Liabilities Presented in the Balance Sheets	Financial Instruments	Cash Collateral Pledged	Net Amount

Repurchase agreements:
Commercial customers (a)	$1,080	$-	$1,080	$1,080	$-	$-
				Gross Amounts Not Offset in the Balance Sheets
December 31, 2023	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Net Amounts of Liabilities Presented in the Balance Sheets	Financial Instruments	Cash Collateral Pledged	Net Amount

Repurchase agreements:
Commercial customers (a)	$1,231	$-	$1,231	$1,231	$-	$-

				Gross Amounts Not Offset in the Balance Sheets
December 31, 2023	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Net Amounts of Liabilities Presented in the Balance Sheets	Financial Instruments	Cash Collateral Pledged	Net Amount

Repurchase agreements:
Commercial customers (a)	$1,231	$-	$1,231	$1,231	$-	$-
				Gross Amounts Not Offset in the Balance Sheets
December 31, 2022	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Net Amounts of Liabilities Presented in the Balance Sheets	Financial Instruments	Cash Collateral Pledged	Net Amount

Repurchase agreements:
Commercial customers (a)	$1,694	$-	$1,694	$1,694	$-	$-